Cash Flow Information	6 Months Ended
Jul. 31, 2019
Cash Flow Information
Cash Flow Information

19	Cash Flow Information

(a) Reconciliation of cash flow from operations with loss are income tax

	6 months to 31 July 2019 NZ $000’s	6 months to 31 July 2018 NZ $000’s

Loss for the period	(28,729)	(26,094)
Cash flows excluded from loss attributable to operating activities
- interest paid on borrowings	1,025	2,229
- interest paid on lease liabilities	857	-
Non-cash flows in loss:
- depreciation and amortisation expense	4,567	1,190
- impairment expense	6,849	4,181
- fair value gain/(loss) on convertible notes derivative	-	775
Net changes in assets and liabilities	5,862	13,231
- net exchange differences	(120)	60
Cash flow from operations	(9,689)	(4,428)